Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2010
Prospectus

The following information replaces similar information for James Catudal under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 21.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

GAI-11-01 February 4, 2011
1.480657.119

Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 29, 2010
Prospectus

The following information replaces similar information for James Catudal under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 18.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

GAI-K-11-01 February 4, 2011
1.890015.102